CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents:
Cash on hand and balances with banks	$ 562.0	$ 305.6
Short-term deposits	648.9	269.5
Total cash and cash equivalents	$ 1,210.9	$ 575.1	$ 349.0